Investment Strategy - Popular Income Plus Fund	Oct. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

Under normal conditions, at least 95% of the Fund’s total assets will be invested in fixed-income securities that are rated, at the time of purchase, within the four highest rating categories of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings, a Division of S&P Global Inc. (“S&P”), Fitch Ratings (“Fitch”) or any other nationally recognized rating organization, or, if not rated, are considered by the Adviser to be of comparable credit quality. The Fund may invest up to 5% of its total assets in securities which are rated below the highest rating category and which may be rated below investment grade (also known as “junk bonds”) or, if unrated, are considered by the Adviser to be of comparable credit quality. For these purposes a security “below investment grade” means a security for which the highest credit rating from any of S&P, Moody’s or Fitch does not satisfy one of the following criteria (i) “BBB-” or higher by S&P, (ii) “Baa3” or higher by Moody’s, (iii) “BBB-” or higher by Fitch.

The Fund will invest at least 67% of its assets in fixed-income securities issued by Puerto Rico issuers (“Puerto Rico Assets”), consisting of:

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Notes, bonds, and discount notes issued or guaranteed by the Commonwealth of Puerto Rico and its political subdivisions, agencies, public corporations or instrumentalities (“Puerto Rico Government Obligations”);

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Mortgage-backed securities backed by mortgage loans on real property located in Puerto Rico, such as Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) mortgage-backed securities, and collateralized mortgage obligations (“CMOs”) secured by Puerto Rico mortgages;

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Debt securities, including corporate bonds and notes, issued or guaranteed by corporations, partnerships or other entities organized under the laws of Puerto Rico, which are actively engaged in business in Puerto Rico or, if organized under the laws of another jurisdiction, derive at least 80% of their gross income from Puerto Rico sources (“Puerto Rico Entities”);

●	Asset-backed securities backed by assets located in Puerto Rico;

●	Non-convertible preferred stock issued by Puerto Rico Entities;

●	Repurchase agreements with Puerto Rico Entities;

●	Equity and debt securities of other Puerto Rico investment companies, subject to the limits described below; and

●	Deposit accounts with Puerto Rico banking institutions.

The Fund will invest up to 33% of its assets in obligations of issuers located in the United States and its territories and possessions (“Non-Puerto Rico Assets”), consisting principally of the following securities:

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Debt securities, which are notes, bonds, and discount notes, issued or guaranteed by the U.S. Government, its agencies or instrumentalities as well as entities sponsored by governmental entities, including the Federal Home Loan Bank, Farm Credit Bank, FNMA and FHLMC (“U.S. Government Obligations”) or by any state, territory or possession of the United States of America or any political subdivision of such state;

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Mortgage-backed securities backed by mortgage loans on real property located in any state, territory or possession of the United States such as GNMA, FNMA, and FHLMC mortgage-backed securities, and CMOs;

●	Debt securities issued or guaranteed by privately- and publicly-owned corporations, including corporate bonds and notes; and

●	Non-convertible preferred stock issued by U.S. entities.

The Fund may invest in securities having a wide range of maturities.

The Fund will enter into credit default swaps in order to obtain exposure to the United States corporate debt market. The Fund will generally seek to invest in credit default swaps involving an index or a basket of a broad number of issuers. The Fund will act as a net seller of credit default risks and receive the periodic fees in exchange for taking the contingent credit risk. Although the Fund may act sometimes as a buyer of credit default risk for hedging or risk management purposes, the Fund’s aggregate exposure to the credit default market will be as a seller of credit default risk. The aggregate market value of credit default swaps outstanding at any time shall not exceed 10% of the Fund’s total assets. Any asset or liability reflected on the Fund’s balance sheet related to credit default swap investments will be treated as a Non-Puerto Rico Asset (as defined below) for purposes of complying with the requirements of investing 67% of its assets in Puerto Rico securities. The Fund may also invest in indexed securities whose value is linked to interest rates, commodities, indices, or other financial indicators.

The Fund intends to increase the amounts available for investment through borrowings, which shall not at any time exceed 33 1/3% of the Fund’s total assets.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is designed solely for Puerto Rico Investors (as defined in the section entitled “Taxation” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”).